Note 12 - Business Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating revenues	$ 55,848	$ 61,352
Income (loss) before income taxes	(694)	(284)
Corporate interest expense	(699)	(379)
Corporate other income (expense), net	276	281
Depreciation and amortization expense	2,996	2,816
Interest expense	699	379
Capital expenditures	2,560	3,389
Total assets	65,378	67,898
Waste Management Services [Member]
Operating revenues	38,398	44,306
Golf and Related Operations [Member]
Operating revenues	17,450	17,046
Operating Segments [Member]
Operating revenues	55,915	61,422
Income (loss) before income taxes	2,965	3,031
Total assets	121,186	121,680
Operating Segments [Member] | Waste Management Services [Member]
Operating revenues	38,398	44,306
Income (loss) before income taxes	2,671	2,777
Corporate interest expense	(1)	(3)
Depreciation and amortization expense	631	645
Interest expense	1	3
Capital expenditures	115	14
Total assets	26,449	25,015
Operating Segments [Member] | Golf and Related Operations [Member]
Operating revenues	17,517	17,116
Income (loss) before income taxes	294	254
Corporate interest expense	(48)	(15)
Depreciation and amortization expense	2,204	1,998
Interest expense	48	15
Capital expenditures	2,417	3,296
Total assets	45,188	44,728
Intersegment Eliminations [Member]
Operating revenues	(67)	(70)
Total assets	(55,808)	(53,782)
Intersegment Eliminations [Member] | Waste Management Services [Member]
Operating revenues
Intersegment Eliminations [Member] | Golf and Related Operations [Member]
Operating revenues	67	70
Corporate, Non-Segment [Member]
Corporate interest expense	(650)	(361)
Corporate other income (expense), net	(7)	9
General corporate expenses	(3,002)	(2,963)
Depreciation and amortization expense	161	173
Interest expense	650	361
Capital expenditures	28	79
Total assets	$ 49,549	$ 51,937